May-11-04 13:02 From- T-640 P.002/004 F-075

Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

1-13223

CEB/TM/S

04029132

NYSE

May 11, 2004

RECD S.E.C.
MAY 1 1 2004
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, COHEN & STEERS, INC., Common Stock, par value $.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 11, 2004. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JUL 08 2004
THOMSON
FINANCIAL

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